FSS2 SA-1
FSS2 SAA-1
                         SUPPLEMENT DATED AUGUST 1, 2006
          TO STATEMENT OF ADDITIONAL INFORMATIONDATED SEPTEMBER 1, 2005
                                       OF
                            FRANKLIN STRATEGIC SERIES
        (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN TECHNOLOGY FUND,
     FRANKLIN GLOBAL HEALTH CARE FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND,
                        FRANKLIN NATURAL RESOURCES FUND)

The Statement of Additional Information is amended as follows:

I. Under the "Goals, Strategies and Risks" section, the first sentence of the paragraph that begins with the heading "DERIVATIVE SECURITIES" is replaced with the following:

DERIVATIVE SECURITIES Although the Funds have authority to invest in various types of derivative securities and engage in hedging transactions, the Funds (except Technology Fund and Natural Resources Fund) currently do not invest in derivative securities or engage in hedging transactions.

II. The fourth paragraph under the heading "Derivative securities" is replaced with the following:

NATURAL RESOURCES Fund may write covered call and put options and buy call and put options on equities and equity indices. In order to hedge against currency exchange rate risks, the Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as buy put or call options and write covered put and call options on currencies traded in U.S. or foreign markets. The Fund may also buy and sell forward contracts (to the extent they are not deemed commodities) for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. The Fund generally will not enter into a forward contract with a term of greater than one year.

III. For the Franklin Natural Resources Fund:

The  non-fundamental  investment  policies have been amended as follows:

o any borrowings for temporary or emergency purposes to 10% of the value of the Fund's total assets;
o the duration of any securities  loaned by the Fund to 30 days; and
o the aggregate of exercise price of uncovered call options sold to 25% of the Fund's net assets.

               Please keep this supplement for future reference.